CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands	Sep. 30, 2019 $ / shares	Sep. 30, 2019 CNY (¥) shares	Dec. 31, 2018 $ / shares	Dec. 31, 2018 CNY (¥) shares
Current assets, VIEs
Cash		¥ 5,752,790		¥ 2,161,622
Restricted cash				87
Accounts receivable, net of allowance for doubtful accounts		952,184		536,842
VAT recoverable		247,307		163,476
Prepaid expenses		89,729		64,843
Other current assets		124,002		110,526
Property and equipment, net		16,290,301		13,994,945
Intangible assets, net		394,496		482,492
Operating lease ROU assets		469,407
Deferred tax assets		55,391		36,974
Restricted cash		109,049		123,039
VAT recoverable		627,688		488,526
Other non-current assets		364,713		212,944
Current liabilities, VIEs
Short-term borrowings and current portion of long-term borrowings		916,596		1,283,320
Accounts payable		1,691,827		1,508,020
Accrued expenses and other payables		697,107		476,564
Deferred revenue		90,992		73,077
Operating lease liabilities, current		63,719
Finance lease and other financing obligations, current		118,050		166,898
Long-term borrowings, excluding current portion		7,442,030		5,203,708
Operating lease liabilities, non-current		379,789
Finance lease and other financing obligations, non-current		4,565,929		4,134,327
Deferred tax liabilities		160,676		171,878
Other long-term liabilities		¥ 350,837		¥ 340,812
Ordinary shares
Ordinary shares, par value (in dollars per share) | $ / shares	$ 0.00005		$ 0.00005
Ordinary shares, shares authorized | shares		2,002,000,000		2,002,000,000
Class A
Ordinary shares
Ordinary shares, shares issued | shares		1,098,292,941		939,479,307
Ordinary shares, shares outstanding | shares		1,098,292,941		939,479,307
Class B
Ordinary shares
Ordinary shares, shares issued | shares		67,590,336		67,590,336
Ordinary shares, shares outstanding | shares		67,590,336		67,590,336
Redeemable preferred shares
Current liabilities, VIEs
Redemption value		¥ 1,063,145
Liquidation value		¥ 1,196,656
Ordinary shares
Preferred Stock, Par or Stated Value Per Share | $ / shares	$ 0.00005
Preferred Stock, Shares Authorized | shares		150,000
Preferred Stock, Shares Issued | shares		150,000
Preferred Stock, Shares Outstanding | shares		150,000
VIEs
Current assets, VIEs
Cash		¥ 627,624		¥ 552,153
Restricted cash		0		87
Accounts receivable, net of allowance for doubtful accounts		934,380		517,346
VAT recoverable		57,793		39,671
Prepaid expenses		42,813		32,962
Other current assets		43,324		59,499
Property and equipment, net		2,965,991		3,058,294
Intangible assets, net		165,152		181,025
Operating lease ROU assets		99,756
Deferred tax assets		20,417		16,676
Restricted cash		17,415		39,346
VAT recoverable		119,187		115,054
Other non-current assets		89,565		81,290
Current liabilities, VIEs
Short-term borrowings and current portion of long-term borrowings		255,000		235,250
Accounts payable		255,851		212,698
Accrued expenses and other payables		194,605		148,945
Deferred revenue		56,024		54,101
Operating lease liabilities, current		39,963
Finance lease and other financing obligations, current		34,123		96,787
Long-term borrowings, excluding current portion		20,000		60,000
Operating lease liabilities, non-current		67,369
Finance lease and other financing obligations, non-current		1,019,697		1,068,862
Deferred tax liabilities		66,181		69,624
Other long-term liabilities		¥ 24,710		¥ 10,740